Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Registrant Name	Connect Biopharma Holdings Limited
Entity Central Index Key	0001835268
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	55,076,319
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	CNTB
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, par value $0.000174 per Share
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40212
Entity Address, Address Line One	Science and Technology Park, East R&D Building, 3rd Floor
Entity Address, Address Line Two	6 Beijing West Road
Entity Address, City or Town	Taicang, Jiangsu
Entity Address, Country	CN
Entity Address, Postal Zip Code	215400
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1424
Business Contact Person
Document Information [Line Items]
Contact Personnel Name	Dr. Zheng Wei
Entity Address, Address Line One	Science and Technology Park, East R&D Building, 3rd Floor
Entity Address, Address Line Two	6 Beijing West Road
Entity Address, City or Town	Taicang, Jiangsu
Entity Address, Country	CN
Entity Address, Postal Zip Code	215400
City Area Code	+86
Local Phone Number	512 5357 7866
Phone Fax Number Description	+86 (21) 57940050